Restatement of previously issued financial statements - Effect of restatement on balance sheets (Details) - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020		Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019		Oct. 31, 2019
Balance sheet
Total assets	$ 230,754,006		$ 231,323,610		$ 231,395,659	$ 231,466,990	$ 231,843,054	$ 50,000
Liabilities and stockholders' equity
Total current liabilities	2,518,387		267,550		196,929	130,600	390,929	27,300
Deferred underwriting commissions	6,300,000		6,300,000		6,300,000	6,300,000	6,300,000
Derivative warrant liabilities			18,791,170		16,406,170	14,127,170	11,624,170
Total liabilities	25,224,557		25,358,720		22,903,099	20,557,770	18,315,099	27,300
Class A common stock, $0.0001 par value; 21,975,605 and -0- shares subject to possible redemption at $10.00 per share at December 31, 2020 and December 31, 2019, respectively	200,529,440		200,964,880		203,492,550	205,909,210	208,527,950
Stockholders' Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding			0		0	0	0
Additional paid-in capital	13,776,784		13,341,349		10,813,704	8,397,068	5,778,354	24,425
Accumulated deficit	(8,777,645)		(8,342,204)		(5,814,534)	(3,397,874)	(779,139)	(2,300)
Total stockholders' equity	5,000,009	$ 5,000,010	5,000,010		5,000,010	5,000,010	5,000,005	22,700		$ 0
Total liabilities and stockholders' equity	230,754,006		231,323,610		231,395,659	231,466,990	231,843,054	50,000
Class A common stock
Stockholders' Equity:
Common Stock, Value, Issued	295		290		265	241	215
Class B common stock
Stockholders' Equity:
Common Stock, Value, Issued	$ 575		575	[1]	575	575	575	$ 575	[1]
As previously reported
Balance sheet
Total assets			231,323,610		231,395,659	231,466,990	231,843,054
Liabilities and stockholders' equity
Total current liabilities			267,550		196,929	130,600	390,929
Deferred underwriting commissions			6,300,000		6,300,000	6,300,000	6,300,000
Total liabilities			6,567,550		6,496,929	6,430,600	6,690,929
Class A common stock, $0.0001 par value; 21,975,605 and -0- shares subject to possible redemption at $10.00 per share at December 31, 2020 and December 31, 2019, respectively			219,756,050		219,898,720	220,036,380	220,152,120
Stockholders' Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding			0		0	0	0
Additional paid-in capital			5,442,787		5,300,118	5,162,459	5,046,721
Accumulated deficit			(443,454)		(300,784)	(163,124)	(47,389)
Total stockholders' equity			5,000,010		5,000,010	5,000,010	5,000,005
Total liabilities and stockholders' equity			231,323,610		231,395,659	231,466,990	231,843,054
As previously reported | Class A common stock
Stockholders' Equity:
Common Stock, Value, Issued			102		101	100	98
As previously reported | Class B common stock
Stockholders' Equity:
Common Stock, Value, Issued			575		575	575	575
Restatement Adjustment
Liabilities and stockholders' equity
Derivative warrant liabilities			18,791,170		16,406,170	14,127,170	11,624,170
Total liabilities			18,791,170		16,406,170	14,127,170	11,624,170
Class A common stock, $0.0001 par value; 21,975,605 and -0- shares subject to possible redemption at $10.00 per share at December 31, 2020 and December 31, 2019, respectively			(18,791,170)		(16,406,170)	(14,127,170)	(11,624,170)
Stockholders' Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding			0		0	0	0
Additional paid-in capital			7,898,562		5,513,586	3,234,609	731,633
Accumulated deficit			(7,898,750)		(5,513,750)	(3,234,750)	(731,750)
Restatement Adjustment | Class A common stock
Stockholders' Equity:
Common Stock, Value, Issued			$ 188		$ 164	$ 141	$ 117

[1]	As of December 31, 2019, this number includes up to 750,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. On March 13, 2020, the underwriter exercised its over-allotment option in full; thus, the Founder Shares were no longer subject to forfeiture.